China Organic Agriculture, Inc.
             Jilin Province Songyuan City ErMaPao Green Rice Limited
                East Ping Feng Xiang Zheng Fu, Qian Guo District
                Songyuan City, Jilin Province, P.R. China 131108


                                 January 15, 2009

Securities and Exchange Commission
Division of Corporation Finance, Mail Stop 3561
100 F. Street, N.E.
Washington, D.C.  20549
Attn: Mr. William Thompson
Accounting Branch Chief


      Re:   China Organic Agriculture, Inc.
            Amendment No. 3 to Form 10-K for Fiscal Year Ended December 31, 2007 Filed May 2, 2008
            File No. 0-52430


Dear Mr. Thompson:

      The undersigned, on behalf of China Organic Agriculture, Inc. (the "Company"), hereby acknowledges that:

      o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

      o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

      o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                                 CHINA ORGANIC AGRICULTURE, INC.


                                                 By: /s/ Jinsong Li
                                                     ---------------------------
                                                     Jinsong Li
                                                     Chief Executive Officer